Leases and Restricted Cash - Net Investments in Direct Financing Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Less current portion	$ 20,606	$ 15,837
Net investments in direct financing leases - non-current	646,052	666,658
Total	666,658	682,495
Total minimum lease payments to be received	843,079	914,943
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	425	458
Unearned revenue	(371,811)	(427,871)
Total	$ 666,658	$ 682,495